Equity	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Equity	10 Equity

Total equity
In EUR million	30 June 2026	31 December 2025
Share capital and share premium
- Share capital	29	30
- Share premium	17,116	17,116
	17,146	17,147
Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,468	1,444
- Revaluation reserve: Debt instruments at FVOCI	-37	-41
- Revaluation reserve: Cash flow hedge	-1,198	-1,096
- Revaluation reserve: Credit liability	-71	-49
- Revaluation reserve: Property in own use	154	156
- Net defined benefit asset/liability remeasurement reserve	-313	-345
- Currency translation reserve	-2,476	-2,774
- Share of associates and joint ventures and other reserves	1,868	2,031
- Treasury shares	-1,454	-2,404
	-2,058	-3,080

Retained earnings	39,225	40,016

Shareholders’ equity (parent)	54,313	54,083
Non-controlling interests	1,141	1,255
Total equity	55,454	55,339
Equity securities at FVOCI
In 2026, the movement of EUR 24 million (2025: EUR -372 million) includes unrealised revaluation of EUR 24 million
(2025: EUR -366 million) of which shares in Bank of Beijing for EUR -98 million (2025: EUR -403 million). Refer to
Note 3 'Financial assets at fair value through other comprehensive income' for further information
Cash flow hedge
ING’s cash flow hedges mainly consist of interest rate swaps and cross-currency swaps that are used to protect against the exposure to variability in future cash flows on floating rate lending and borrowing. Due to an increase in forward interest rates in the first half of 2026, the interest rate swaps had a negative revaluation of EUR
-102 million which is recognised in the cash flow hedge reserve.
Currency translation reserve
Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to protect the CET1 ratio against adverse impact from exchange rate fluctuations. The net increase of unrealised revaluations and Exchange rate differences of EUR 299 million is related to several currencies including USD (EUR 125 million), TRY (EUR 53 million including EUR 79 million IAS 29 indexation effect), PLN (EUR -28 million), AUD (EUR 98 million), RUB (EUR 22 million), THB (EUR 10 million) and other currencies (EUR 19 million).
Share of associates and joint ventures and other reserves
The Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures of EUR 817 million (2025: EUR 962 million) and a legal reserve of EUR 1,047 million (2025: EUR 956 million) related to internally developed software. The transfer to retained earnings of EUR -163 million includes the release of the Regio bank and Vakbondsspaarbank SPN reserve of EUR -108 million (2025: EUR -802 million) against regulatory expenses which are recognised in the statement of profit or loss. The reserve is fully utilized as per 30
June 2026.
Treasury shares

Changes in treasury shares
	In EUR million		Number x 1,000
	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance	-2,404	-765	119,105	51,117
Purchased/sold for trading purposes	3	6	-109	-480
Purchased under staff share plans	-71	-64	2,968	3,674
Distributed under staff share plans	72	60	-3,071	-3,460
Purchased under Share buyback programme	-1,053	-3,641	42,963	194,102
Cancelled under Share buyback programme	2,000	2,000	-101,193	-125,848
Closing balance	-1,454	-2,404	60,664	119,105
In 2026 ING Group initiated one share buyback programme and completed one from 2025:
▪EUR 1,100 million, commencing on 30 October 2025 and completed on 27 April 2026. A total of 47.0 million shares have been repurchased at an average effective price of EUR 23.38 per share. These shares are cancelled in July 2026;
▪EUR 1,000 million, commencing on 30 April 2026 and is expected to be completed by October 2026. As per 30
June 2026 a total of 13.46 million shares have been repurchased at an average price of EUR 26.01 per share. The intention is to cancel these shares in January 2027.
Retained earnings
In 2026, a cash dividend of EUR 2,116 million (2025: EUR 3,691 million) was paid to the shareholders of ING Group.
For further information, reference is made to Note 16 'Dividend per ordinary share'.